Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock-Based Plan Compensation Expense, Including Cash Award
The table below shows total stock-based plan compensation expense, including the cash award, which was recognized in the consolidated statements of income (in thousands):

	2013	2012	2011
Stock-based compensation plan expense, net of related tax benefits	$8,012	$7,396	$7,262
Stock-based compensation plan related tax benefits	4,910	4,533	4,451

Schedule of Stock Options Activity

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2013		2012		2011
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	125	$28.13	177	$27.28	369	$28.04
Exercised during the year	(72)	28.44	(52)	25.25	(192)	28.75
Forfeited or expired during the year	(1)	33.07	—	—	—	—

Outstanding and exercisable at year end	52	$27.57	125	$28.13	177	$27.28

Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options
The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2013	2012	2011
Outstanding and exercisable	$1,473	$1,788	$2,697
Exercised	1,402	928	1,949

Summary of Market Prices of Common Stock

	December 31, 2013	December 31, 2012	December 31, 2011
Market value of Southwest Gas stock	$55.91	$42.41	$42.49

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding at December 31, 2013 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$20.49 to $23.40	13	0.5 Years	$23.27
$25.00 to $26.10	18	1.5 Years	$25.74
$29.08 to $33.07	21	2.5 Years	$31.91

Schedule of Nonvested Performance and Restricted Stock Unit Plans

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2013 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	348	$36.03	207	$37.18
Granted	106	44.83	100	44.83
Dividends	8		7
Forfeited or expired	(3)	39.74	(1)	41.66
Vested and issued*	(136)	27.56	(68)	35.59

Nonvested/unissued at December 31, 2013	323	$39.16	245	$38.00

* Includes shares for retiree payouts and those converted for taxes.